Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 9 – Notes Payable

Unsecured Notes Payable

Notes payable is summarized below:

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount	$1,063,920	$1,116,934
Less: current portion	(802,054)	(855,158)
Notes payable - long term portion	$261,866	$261,776

As of June 30, 2022 and December 31, 2021, notes payable- current portion consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount – current portion	$802,054	$855,158
Less: unamortized debt discount	(13,682)	-
Notes payable, net	$788,372	$855,158

Minimum principal payments under notes payable are as follows:

Remainder for the year ended December 31, 2022	$799,120
Year ended December 31, 2023	15,492
Year ended December 31, 2024	15,492
Year ended December 31, 2025	15,492
Year ended December 31, 2026 and thereafter	218,324
Total principal payments	$1,063,920

On July 6, 2020, entered into a Loan Authorization and Agreement (“SBA Loan Agreement”) with the Small Business Association (“SBA”) in the amount of $114,800 under the SBA’s Economic Injury Disaster Loan assistance program in light of the impact of the COVID-19 pandemic. Pursuant to the SBA Loan Agreement, the Company received an advanced of $114,800, to be used for working capital purposes only. Pursuant to the SBA Loan Agreement, the Company executed; (i) a note for the benefit of the SBA (“SBA Note”), which contains customary events of default; and (ii) a Security Agreement, granting the SBA a security interest in all tangible and intangible personal property of the Company, which also contains customary events of default. Installment payments, including principal and interest, were due monthly beginning July 6, 2021 but was extended by the SBA to July 6, 2022 in the amount of $560 each month for a term of thirty (30) years. In March 2022, SBA extended the payment due date from 24 months to 30 months from the date of the note. Interest accrues on this note at the rate of 3.75%. This note is collateralized by the assets of the Company. The outstanding balances at December 31, 2021 was $114,800 with accrued interest of $6,564. The outstanding balances at June 30, 2022 was $114,800 with accrued interest of $8,858.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a Loan Authorization and Agreement with the SBA, under the SBA’s Economic Injury Disaster Loan assistance program in light of the impact of the COVID-19 pandemic. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $150,000 related to this SBA Loan. Pursuant to the SBA Loan Agreement, the Company received an advanced of $150,000, to be used for working capital purposes only. Pursuant to the SBA Loan Agreement, the Company executed; (i) a note for the benefit of the SBA, which contains customary events of default; and (ii) a Security Agreement, granting the SBA a security interest in all tangible and intangible personal property of the Company, which also contains customary events of default. The SBA Note bears an interest rate of 3.75% per annum which accrue from the date of the advance. Installment payments, including principal and interest, were due monthly beginning June 24, 2021 but was extended by the SBA to June 24, 2022 in the amount of $731. In March 2022, SBA extended the payment due date from 24 months to 30 months from the date of the note. The outstanding balance at December 31, 2021 was $150,000 with accrued interest of $8,577. The outstanding balance at June 30, 2022 was $150,000 with accrued interest of $11,574.

On July 1, 2021, the Company issued a promissory note in the amount of $1,162,000 in connection with the Merger Agreement with GearBubble and is payable to Mr. Donald Wilson who is one of the majority owners of the 49% of GearBubble Tech. The $1,162,000 promissory note is to be paid in 15 equal installments. This note is non-interest bearing and due on demand. Between October 2021 and November 2021, the Company paid a total of $309,867 towards this promissory note. The outstanding balance at December 31, 2021 was $852,133. During the six months ended June 30, 2022, the Company has repaid back $154,933 related to promissory note. As of June 30, 2022, the outstanding balance is $697,200. The Company negotiated with Mr. Donald Wilson to defer the installment payments in the future.

On April 13, 2022, the Company entered into a 12% promissory note in the amount of $127,400 less original issue discount of $13,650 and legal and financing costs of $3,750 for net proceeds of $110,000 with Sixth Street Lending, LLC. The principal and accrued interest is payable on or before April 13, 2023. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid. Accrued, unpaid Interest and outstanding principal, subject to adjustment, shall be paid in ten (10) payments each in the amount of $14,268.80 (a total payback to the Holder of $142,688.). The first payment shall be due May 30, 2022 with nine (9) subsequent payments each month thereafter. The Company shall have a five (5) day grace period with respect to each payment. The Company has right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an Event of Default, the Holder shall have the right, to convert all or any part of the outstanding and unpaid amount of this Note into shares of Common Stock. The conversion price shall mean 75% multiplied by the lowest Trading Price for the Common Stock during the ten (10) Trading Days prior to the Conversion Date (representing a discount rate of 25%). For the three and six months ended June 30, 2022, amortization of debt discounts related to this promissory note amounted to $3,718 for both periods which has been amortized and included in amortization of debt discount and deferred financing cost on the accompanying unaudited condensed consolidated statements of operations. During the six months ended June 30, 2022, the Company has repaid back $25,480 related to this promissory note. The outstanding balance at June 30, 2022 was $101,920 with accrued interest of $764.

Secured Notes Payable

Secured notes payable consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal amount	$-	$400,000
Less: unamortized debt discount	-	(61,075)
Secured notes payable, net	$-	$338,925

Trillium Partners LLP and JP Carey Limited Partners, LP

On October 27, 2021, the Company, together with its majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech (collectively the “Borrower”), entered into two Secured Advance Agreements (the “Secured Advance Agreements”) with J.P. Carey Limited Partners L.P. and Trillium Partners L.P. (the “Lenders”). The advances will be issued through separate promissory notes subject to all terms and conditions as defined in the Secured Advance Agreements. Such advances ae secured by a security interest in the Borrower’s existing and future assets (as specifically defined in the Secured Advance Agreements), including all rights to received payments (including credit card payments) from the sale of goods or services, inventory, property and equipment, and general intangibles. If any payments in the promissory notes are not timely paid, it shall be considered an event of default and the Borrower shall pay a late fee of 5% of the late payment. Accordingly, the Company entered into Secured Promissory Notes (the “Secured Notes”) in an aggregate amount of $590,000 less legal and financing costs of $5,000 and original issue discount of $90,000 for net proceeds of $495,000. The Secured Notes were due on February 4, 2022.

Principal and interest shall be paid with weekly payments (each a “Weekly Payment”) as follows: (A) payments of $7,500 shall be paid to the Lenders on each Friday within the month of November 2021; (B) payments of $40,000 shall be paid to the Lender on each Friday within the month of December 2021); (C) payments of $35,000 shall be paid to the Lender on each Friday with the month of January 2022 ; and (D) the remainder of any amounts outstanding pursuant to these Secured Notes and the Secured Advance Agreement (as defined ) including the outstanding repayment amount shall be paid to the Lenders on February 4, 2022. Upon the occurrence of an event of default, the principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum.

Additionally, the Company granted an aggregate of 41,666,666 warrant to purchase shares of the Company’s common stock in connection with the issuance of these secured promissory notes. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006. The Company accounted for the warrants issued with these secured promissory notes by using the relative fair value method. The total debt discount from the relative fair value of the warrants of $162,387 using a Black-Scholes model with the following assumptions: stock price at valuation date of $0.006 based on the closing price of common stock at date of grant, exercise price of $0.006, dividend yield of zero, expected term of 7.00, a risk-free rate of 1.41%, and expected volatility of 482%.

During the year ended December 31, 2021, the Company repaid back $190,000 resulting to a remaining balance of $400,000 as of December 31, 2021. For the years ended December 31, 2021, amortization of debt discounts related to all the secured promissory notes above amounted to $196,312. During the six months ended June 30, 2022, the Company repaid back $110,000 resulting to a remaining balance of $290,000 as of June 30, 2022. During the six months ended June 30, 2022, fully amortized the remaining debt discount of 61,075 which has been amortized and included in amortization of debt discount and deferred financing cost on the accompanying unaudited condensed consolidated statements of operations.

In April 2022, the Company fully paid the remaining balance of $290,000 and accrued default interest of $14,611 to the Lenders. As of June 30, 2022, the outstanding balance is $0.

Note 9 - Notes Payable

Unsecured Notes Payable

Notes payable are summarized below:

December 31, 2021

Principal amount	$1,116,934
Less: current portion	(855,158)
Notes payable - long term portion	$261,776

Minimum principal payments under notes payable are as follows:

Year ended December 31, 2022	$859,880
Year ended December 31, 2023	15,492
Year ended December 31, 2024	15,492
Year ended December 31, 2025	15,492
Year ended December 31, 2026 and thereafter	210,578
Total principal payments	$1,116,934

On July 6, 2020, entered into a Loan Authorization and Agreement (“SBA Loan Agreement”) with the Small Business Association (“SBA”) in the amount of $114,800 under the SBA’s Economic Injury Disaster Loan assistance program in light of the impact of the COVID-19 pandemic. Pursuant to the SBA Loan Agreement, the Company received an advanced of $114,800, to be used for working capital purposes only. Pursuant to the SBA Loan Agreement, the Company executed; (i) a note for the benefit of the SBA (“SBA Note”), which contains customary events of default; and (ii) a Security Agreement, granting the SBA a security interest in all tangible and intangible personal property of the Company, which also contains customary events of default. Installment payments, including principal and interest, were due monthly beginning July 6, 2021 but was extended by the SBA to July 6, 2022 in the amount of $560 each month for a term of thirty (30) years. In March 2022, SBA extended the payment due date from 24 months to 30 months from the date of the note. Interest accrues on this note at the rate of 3.75%. This note is collateralized by the assets of the Company. The outstanding balances at December 31, 2021 and 2020 were $114,800 with accrued interest of $6,564 and $2,101 December 31, 2021 and 2020, respectively.

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a Loan Authorization and Agreement with the SBA, under the SBA’s Economic Injury Disaster Loan assistance program in light of the impact of the COVID-19 pandemic. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $150,000 related to this SBA Loan. Pursuant to the SBA Loan Agreement, the Company received an advanced of $150,000, to be used for working capital purposes only. Pursuant to the SBA Loan Agreement, the Company executed; (i) a note for the benefit of the SBA, which contains customary events of default; and (ii) a Security Agreement, granting the SBA a security interest in all tangible and intangible personal property of the Company, which also contains customary events of default. The SBA Note bears an interest rate of 3.75% per annum which accrue from the date of the advance. Installment payments, including principal and interest, were due monthly beginning June 24, 2021 but was extended by the SBA to June 24, 2022 in the amount of $731. The outstanding balance at December 31, 2021 was $150,000 with accrued interest of $8,577 at December 31, 2021.

On July 1, 2021, the Company issued a promissory note in the amount of $1,162,000 in connection with the Merger Agreement with GearBubble (see Note 13). The $1,162,000 promissory note is to be paid in 15 equal installments. This note is non-interest bearing and due on demand. Between October 2021 and November 2021, the Company paid a total of $309,867 towards this promissory note. The outstanding balance at December 31, 2021 was $852,133.

Secured Notes Payable

As of December 31, 2021 secured notes payable consisted of the following:

December 31, 2021

Principal amounts	$400,000
Less: unamortized debt discount	(61,075)
Secured notes payable, net	$338,925

Trillium Partners LLP and JP Carey Limited Partners, LP

On October 27, 2021, the Company, together with its majority owned subsidiaries, Aphrodite Marketing and GearBubble Tech (collectively the “Borrower”), entered into two Secured Advance Agreements (the “Secured Advance Agreements”) with J.P. Carey Limited Partners L.P. and Trillium Partners L.P. (the “Lenders”). The advances will be issued through separate promissory notes subject to all terms and conditions as defined in the Secured Advance Agreements. Such advances ae secured by a security interest in the Borrower’s existing and future assets (as specifically defined in the Secured Advance Agreements), including all rights to received payments (including credit card payments) from the sale of goods or services, inventory, property and equipment, and general intangibles. If any payments in the promissory notes are not timely paid, it shall be considered an event of default and the Borrower shall pay a late fee of 5% of the late payment. Accordingly, the Company entered into Secured Promissory Notes (the “Secured Notes”) in an aggregate amount of $590,000 less legal and financing costs of $5,000 and original issue discount of $90,000 for net proceeds of $495,000. The Secured Notes shall be due on February 4, 2022. Currently, the Company is negotiating with the Lenders with regards to the repayment of the Secured Notes.

Principal and interest shall be paid with weekly payments (each a “Weekly Payment”) as follows: (A) payments of $7,500 shall be paid to the Lenders on each Friday within the month of November 2021; (B) payments of $40,000 shall be paid to the Lender on each Friday within the month of December 2021); (C) payments of $35,000 shall be paid to the Lender on each Friday with the month of January 2022 ; and (D) the remainder of any amounts outstanding pursuant to these Secured Notes and the Secured Advance Agreement (as defined ) including the outstanding repayment amount shall be paid to the Lenders on February 4, 2022. Upon the occurrence of an event of default, the principal or interest on this note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum.

Additionally, the Company granted an aggregate of 41,666,666 warrant to purchase shares of the Company’s common stock in connection with the issuance of these secured promissory notes. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006. The Company accounted for the warrants issued with these secured promissory notes by using the relative fair value method. The total debt discount from the relative fair value of the warrants of $162,387 using a Black-Scholes model with the following assumptions: stock price at valuation date of $0.006 based on the closing price of common stock at date of grant, exercise price of $0.006, dividend yield of zero, expected term of 7.00, a risk-free rate of 1.41%, and expected volatility of 482%.

During the year ended December 31, 2021, the Company repaid back $190,000 resulting to a remaining balance of $400,000 as of December 31, 2021. For the years ended December 31, 2021 and 2020, amortization of debt discounts related to all the secured promissory notes above amounted to $196,312 and $0, respectively, which has been amortized to interest expense on the accompanying consolidated statements of operations.

Between January 2022 and February 2022, the Company repaid back an aggregate of $110,000 to the Lenders.